Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Checking and saving accounts	$ 145,283	$ 173,943
Time deposits of no more than ninety days	30,000	57,500
Overnight deposits	63,157	99,933
Cash on hand	352	311
Cash and cash equivalents	$ 238,792	$ 331,687	$ 204,715	$ 221,443